Vessel Revenue, net and Voyage Expenses	6 Months Ended
Jun. 30, 2026
Vessel Revenue, net and Voyage Expenses [Abstract]
Vessel Revenue, net and Voyage Expenses
13.	Vessel Revenue, net and Voyage Expenses:

The Company disaggregates its revenue from contracts with customers by the type of charter (time and spot charters). The following table presents the Company’s income statement figures derived from time charters for the six-month periods ended June 30, 2026 and 2025:

	June 30, 2026	June 30, 2025
Vessel revenues from spot charters, net of commissions	-	3,620
Vessel revenues from time charters, net of commissions	17,937	16,607
Total	17,937	20,227

Demurrage income for the six-month period ended June 30, 2026 and 2025 was $NIL and $118, respectively.

For the six-month period ended June 30, 2026 and 2025, the amortization of the below market acquired time charters amounted to $163 and $NIL and accounted as an addition to “Vessel revenue, net”. As of June 30, 2026 and December 31, 2025, the below market acquired time charters amounted to $259 and $NIL, respectively, and are presented under “Liabilities assumed from time charter attached” in the accompanying condensed consolidated balance sheets.

As of June 30, 2026 and December 31, 2025, the trade accounts receivable was $1,064 and $1,421, respectively, and related to time charters.

Deferred revenue represents cash received in advance of performance under the contract prior to the balance sheet date and is realized when the associated revenue is recognized under the contract in periods after such date. Deferred revenue as of June 30, 2026 and December 31, 2025 was $814 and $415, respectively, and relates entirely to ASC 842. As of June 30, 2026 and December 31, 2025, an amount of $NIL and $15, respectively, related to ballast bonus payments made by charterers for the ballast trip which are deferred and recognized on a straight line over the charter period.

As of June 30, 2026 and December 31, 2025, an amount of $NIL and $163, respectively, included in “Deferred revenue” and related to time charter arrangements which were treated as lease modification and not accounted for as separate contract.

Charterers individually accounting for more than 10% of revenues for the six-month periods ended June 30, 2026 and 2025 were:

Customer	2026	2025
A	22%	14%
B	16%	-
C	16%	-
D	16%	26%
E	15%	-
F	15%	14%
G	-	37%
Total	100%	91%

Voyage Expenses

The following table presents the Company’s statement of operations’ figures derived from time charters and for unfixed periods for the period from for the six-month periods ended June 30, 2026 and 2025:

	June 30, 2026	June 30, 2025
Voyage expenses from time charters	735	836
Voyage expenses from spot charters	-	1,371
Voyage expenses for unfixed periods	-	369
Total	735	2,576